Share-based compensation - 2014 Plan (Details) - 2014 Plan [Member] - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2014	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Share-based compensation
Maximum aggregate number of shares available for grant		0		0
Leading Advice Holdings Limited [Member]
Share-based compensation
Stock Issued During Period, Shares, New Issues	14,195,412
Restricted shares [Member]
Share-based compensation
Number of restricted share vested		26,000	228,200
Unrecognized compensation costs on restricted shares		$ 0		$ 0
Restricted shares [Member] | Maximum
Share-based compensation
Maximum aggregate number of shares available for grant	14,195,412